Related party transactions (Tables)	12 Months Ended
Jun. 30, 2018
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Schedule of transactions between associates and joint ventures

Transactions and balances with associates and joint ventures are set out in the table below:

	2018 £ million	2017 restated(i) £ million	2016 restated(i) £ million
Income statement items
Sales	10	10	31
Purchases	29	32	36
Balance sheet items
Group payables	3	4	5
Group receivables	2	1	2
Loans payable	6	6	6
Loans receivable	59	31	21
Cash flow items
Loans and equity contributions, net	37	14	—

(i)	Comparatives for loans receivable from associates and joint ventures were restated to include advances to associates that are convertible to equity.

Schedule of amounts incurred by entity for provision of key management personnel services

	2018 £ million	2017 £ million	2016 £ million
Salaries and short term employee benefits	10	10	11
Annual incentive plan	10	9	9
Non-Executive Directors’ fees	1	1	1
Share-based payments(i)	15	9	7
Post employment benefits	2	2	2
Termination benefits	—	2	2

	38	33	32

(i)	Time-apportioned fair value of unvested options and share awards.

Schedule of Information about Directors' remuneration

	2018 £ million	2017 £ million	2016 £ million
Salaries and short term employee benefits	2	2	2
Annual incentive plan	3	3	2
Non-Executive Directors’ fees	1	1	1
Share option exercises(i)	—	2	—
Shares vesting(i)	1	4	5
Post employment benefits(ii)	1	1	1

	8	13	11

(i)	Gains on options realised in the year and the benefit from share awards, calculated by using the share price applicable on the date of exercise of the share options and release of the awards.
(ii)	Includes a cash allowance in lieu of pension contributions.